Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Short-Term and Long-Term Investments
The carrying value of short-term and long-term investments consists of the following:

	As of December 31,
	2013	2012
In millions
Equity method investments	$33.2	$23.3
Equity investments at cost	7.9	12.9
Items measured at fair value on a recurring basis	—	13.4
Time deposits	0.2	0.3
Total investments	$41.3	$49.9
Less: Short-term investments	0.2	0.3
Long-term investments	$41.1	$49.6